ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Movement in investment properties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Income derived from rents (rents charged)	$ 17,349	$ 14,670
Direct operating expenses of properties that generated income derived from rents	(7,321)	(10,018)
Fair value remeasurement	(441,020)	(139,556)
Income or loss from investment property	$ (430,992)	$ (134,904)